Note 3 - Corporate Information and Group Information - Assets and Liabilities Recognised as a Result of Acquisition (Details) - YoYo Games Limited [member] $ in Thousands	Jan. 11, 2021 USD ($)
Statement Line Items [Line Items]
Intangible assets (technology)	$ 331
Property and equipment (equipment)	37
Right-of-use assets (property)	234
Trade receivables	131
Prepayments	8
Cash	481
Lease liabilities	234
Deferred tax liabilities	48
Trade payables	102
Income tax payable	63
Other current liabilities	67
Total identifiable net assets at fair value	708
Goodwill arising on acquisition	8,792
Cash consideration transferred	$ 9,500